Commitments and Contingencies - Logitel (Narrative) (Details)	1 Months Ended
	Mar. 31, 2018 USD ($)	Sep. 30, 2016 USD ($) hull	Jun. 30, 2016 USD ($) hull	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Accrual related to claims						$ 43,000,000
Total principal						3,237,822,000	$ 3,173,229,000
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss			$ 170,000,000
Estimated claim	$ 186,200,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Unpaid balance for work completed								$ 51,900,000
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss						10,000,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss						40,000,000
Logitel
Loss Contingencies [Line Items]
Percentage interest acquired					100.00%
Number of UMS newbuildings for which contracts have been drawn | maintenance_and_safety_unit				1	3
Logitel | Sevan
Loss Contingencies [Line Items]
Number of UMS newbuildings for which contracts have been drawn | hull		2	2
Loan facility		$ 50,000,000
Total principal		60,000,000				$ 50,000,000
Logitel | Sevan | Cash loan
Loss Contingencies [Line Items]
Loan facility		19,000,000
Logitel | Sevan | Vendor credit
Loss Contingencies [Line Items]
Loan facility		$ 41,000,000